Net borrowings - Maturity of gross borrowings before derivative financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	$ 23,748	$ 21,501
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	2,928	2,885
Between one and three years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	4,662	4,873
Between three and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	4,159	4,222
Beyond five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	$ 11,999	$ 9,521